--------------------------------------------------------------------------------

FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200

================================================================================




Dear Shareholder:




We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 2002 through February 28, 2003.


The Fund had net assets of $122,251,297 and 1,536 active shareholders as of February 28, 2003.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,




\s\Steven W. Duff




Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 2003
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Tax Exempt Commercial Paper (4.58%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Miami-Dade County, FL Aviation Notes                              03/20/03    1.15%  $   1,000,000     P1       A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 03/13/03    1.00       3,200,000   VMIG-1     A1+
  1,400,000   Sunshine State Government Financing Commission
              Revenue Notes - Series F                                          03/06/03    1.05       1,400,000              A1
-----------                                                                                         ------------
  5,600,000   Total Tax Exempt Commercial Paper                                                        5,600,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (15.16%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Brevard County, FL School District TAN                            06/30/03    1.44%  $   3,007,981    MIG-1
  1,510,000   Coral Springs, FL (Water and Sewer) (b)                           09/01/03    1.46       1,514,051
  2,000,000   Florida State Board of Public Education GO
              (Capital Outlay) - Series D (b)                                   06/01/03    1.44       2,017,802
  1,450,000   Florida State Board of Public Education GO - Series C (b)         06/01/03    1.30       1,457,080
  4,000,000   Miami-Dade County, FL School District TAN - Series 2002           06/26/03    1.51       4,015,658    MIG-1
  2,000,000   Pinellas County, FL School District TAN - Series 2002             06/30/03    1.50       2,006,570    MIG-1
  4,500,000   Seminole County, FL School District TAN                           08/19/03    1.40       4,515,073    MIG-1
-----------                                                                                         ------------
 18,460,000   Total Tax Exempt General Obligation Notes & Bonds                                       18,534,215
-----------                                                                                         ------------
Variable Rate Demand Instruments (c) (79.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,600,000   Alachua County, FL Continuing Care Retirement Community HFA RB
              (Oak Hammock University Project) - Series A
              LOC BNP Paribas                                                   10/01/32    1.15%  $   7,600,000   VMIG-1
  1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Nationsbank                                                   11/01/22    1.15       1,000,000              A1+
  3,100,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Healthcare Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    1.08       3,100,000              A1+
  2,500,000   Commonwealth of Puerto Rico Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    07/01/27    1.05       2,500,000              A1+
  2,500,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    1.05       2,500,000   VMIG-1     A1+
  1,848,000   Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05    1.33       1,848,000   VMIG-1
  3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04    1.15       3,115,000              A1+
  5,625,000   Florida COPS (Gulf Coast University Foundation Inc.)
              LOC Wachovia Bank & Trust Company, N.A.                           08/01/32    1.10       5,625,000   VMIG-1






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,850,000   Florida Finance Authority Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12    1.15%  $   7,850,000   VMIG-1
  1,000,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    1.09       1,000,000   VMIG-1
  1,500,000   Florida HFA HRB (Buena Vista Project) - Series AA
              LOC Barclays Bank PLC                                             11/01/07    0.99       1,500,000              A1+
  1,345,000   Florida HFA MHRB (Fairmount Oaks Project) - Series 1989E
              LOC Comerica Bank                                                 04/01/26    1.22       1,345,000              A1
  1,900,000   Florida HFA MHRB (Huntington) - Series GGG
              LOC HSBC Bank US                                                  12/01/13    1.05       1,900,000              A1+
  3,000,000   Florida HFA MHRB (Springs Colony Project) - Series 1985
              Collateralized by Federal National Mortgage Association           09/15/26    1.10       3,000,000              A1+
  1,800,000   Florida HFA (Multifamily 1995 Remarketing)
              Guaranteed by Federal National Mortgage Association               12/01/05    1.05       1,800,000              A1+
  3,240,000   Florida HFA P-Floats - Series PT-88
              Guaranteed by FHA/VA/Private Mortgages                            01/01/15    1.19       3,240,000              A1+
  3,000,000   Florida HFA RB (Club at Vero Apts E)
              LOC Bank of America                                               06/01/17    1.09       3,000,000              A1+
  1,000,000   Florida HFA (Timberland Apartments)
              Collateralized By Federal National Mortgage Association           10/15/32    1.15       1,000,000              A1+
  1,000,000   Florida HFA MHRB (Town of Colony) - Series EE
              LOC Credit Suisse First Boston                                    09/01/08    1.10       1,000,000              A1+
  2,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/31    1.10       2,375,000              A1+
  1,975,000   Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (b)
              LOC Amsouth Bank, N.A.                                            05/01/18    1.15       1,975,000
    155,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    1.10         155,000   VMIG-1     A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    1.10         435,000   VMIG-1     A1+
  2,600,000   Hillsborough County, FL Capital Improvement
              (Citrus Park Community Development District)
              LOC Dresdner Bank, A.G.                                           11/01/16    1.09       2,600,000   VMIG-1
    600,000   Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto Dominion Bank                                         01/01/11    1.25         600,000     P1
  2,800,000   Jacksonville, FL (University Health Science Center) - Series 1989 07/01/19    1.25       2,800,000   VMIG-1
  3,100,000   Jacksonville, FL Electric Authority (Electric System) - Series A  10/01/10    1.20       3,100,000   VMIG-1     A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2003
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,059,501   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  05/03/04    1.33%  $   2,059,501              A1+
  1,450,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (b)
              LOC Comerica Bank                                                 11/01/15    1.40       1,450,000
  4,800,000   Miami-Dade County, FL IDA Professional Modification
              LOC HSBC Bank US                                                  08/01/18    1.18       4,800,000              A1
  1,800,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Company, N.A.                           12/01/20    1.15       1,800,000   VMIG-1     A1+
    650,000   Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto Dominion Bank                                         01/01/11    1.15         650,000     P1
  1,900,000   Palm Beach County, FL IDRB (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                           07/01/34    1.10       1,900,000              A1+
  1,700,000   Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust Bank                                           11/01/34    1.10       1,700,000              A1+
  1,000,000   Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                               05/01/30    1.10       1,000,000              A1+
    600,000   Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto Dominion Bank                                         01/01/11    1.15         600,000     P1
  7,000,000   Port Orange, FL RB (Palmer College Project)
              LOC LaSalle National Bank                                         10/01/32    1.08       7,000,000              A1+
  2,000,000   Puerto Rico Commonwealth P-Floats P625
              Insured by AMBAC Indemnity Corp.                                  07/01/10    1.01       2,000,000              A1+
  1,000,000   Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001 (b)                                   10/01/34    1.05       1,000,000
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/16    1.16       1,000,000              A1+
  2,000,000   Sunshine State Government Finance Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16    1.05       2,000,000   VMIG-1
-----------                                                                                         ------------
 96,922,501   Total Variable Rate Demand Instruments                                                  96,922,501
-----------                                                                                         ------------
              Total Investments (99.02%) (Cost $121,056,716+)                                        121,056,716
              Cash And Other Assets, Net of Liabilities (0.98%)                                        1,194,581
                                                                                                    ------------
              Net Assets (100.00%)                                                                 $ 122,251,297
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 52,386,606 Shares Outstanding (Note 3)                               $        1.00
                                                                                                    ============
              Class B Shares, 69,864,937 Shares Outstanding (Note 3)                               $        1.00
                                                                                                    ============



              +    Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================




FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     COPS       =   Certificates of Participation                      IDA      =   Industrial Development Authority
     FGIC       =   Financial Guaranty Insurance Company               IDRB     =   Industrial Development Revenue Bond
     FHA        =   Federal Housing Administration                     LOC      =   Letter of Credit
     FSA        =   Financial Security Assurance                       MHRB     =   Multi-Family Housing Revenue Bond
     GO         =   General Obligation                                 RB       =   Revenue Bond
     HFA        =   Housing Finance Authority                          TAN      =   Tax Anticipation Note
     HFC        =   Housing Finance Commission                         VA       =   Veterans Association
     HRB        =   Housing Revenue Bond









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2003
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:
   Interest...................................................................  $         775,904
                                                                                -----------------
Expenses: (Note 2)
   Investment management fee..................................................            224,104
   Administration fee.........................................................            117,655
   Shareholder servicing fee (Class A)........................................             62,535
   Custodian fee..............................................................              5,232
   Shareholder servicing and related shareholder expenses+....................             45,554
   Legal, compliance and filing fees..........................................             37,876
   Audit and accounting.......................................................             57,187
   Trustees' fees and expenses................................................              4,194
   Other......................................................................              2,792
                                                                                -----------------
      Total expenses..........................................................            557,129
      Less: Expenses paid indirectly (Note 2).................................  (             953)
            Fees waived (Note 2)..............................................  (         104,561)
                                                                                -----------------
      Net expenses............................................................            451,615
                                                                                -----------------
Net investment income.........................................................            324,289

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.......................................            -0-
                                                                                -----------------
Increase in net assets from operations........................................  $         324,289
                                                                                =================



+ Includes class specific transfer agency expenses of $16,259 and $17,056 for Class A and Class B shares, respectively.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                           Six Months
                                                                              Ended                      Year
                                                                        February 28, 2003               Ended
                                                                           (Unaudited)             August 31, 2002
                                                                            ---------              ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

   Net investment income.............................................   $       324,289            $       886,988

   Net realized gain (loss) on investments...........................           -0-                        -0-
                                                                         --------------             --------------

Increase in net assets from operations...............................           324,289                    886,988

Dividends to shareholders from:

   Net investment income:

   Class A...........................................................   (       105,600)*          (       381,431)*

   Class B...........................................................   (       218,689)*          (       505,557)*

Transactions in shares of beneficial interest (Note 3):

   Class A...........................................................         4,722,394            (        38,908)

   Class B...........................................................        15,339,436                 11,368,683
                                                                         --------------             --------------

       Total increase................................................        20,061,830                 11,329,775

Net assets:

   Beginning of period...............................................       102,189,467                 90,859,692
                                                                         --------------             --------------
   End of period.....................................................   $   122,251,297            $   102,189,467
                                                                         ==============             ==============



   *    Designated  as  exempt-interest   dividends  for  federal  income  tax
        purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1.   Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the  period  ended  February  28,  2003 the  Manager  voluntarily  waived
investment   management   and   administration   fees  of  $10,531  and  $94,030
respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $30,056 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $953.

3.   Transactions in Shares of Beneficial Interest.

At February 28, 2003, an unlimited number of shares of beneficial interest ($.001 par value) were authorized and capital paid in amounted to $122,251,543. Transactions, all at $1.00 per share, were as follows:




                                                        Six Months Ended                      Year
                                                        February 28, 2003                    Ended
     Class A                                              (Unaudited)                   August 31, 2002
     -------                                               ---------                    ---------------
     Sold............................................         123,859,023                   216,266,031
     Issued on reinvestment of dividends.............             107,476                       380,624
     Redeemed........................................   (     119,244,105)              (   216,685,563)
                                                         ----------------                --------------
     Net increase (decrease).........................           4,722,394               (        38,908)
                                                         ================                ==============

     Class B
     -------
     Sold............................................         102,601,910                   176,675,854
     Issued on reinvestment of dividends.............              42,118                       400,202
     Redeemed........................................   (      87,304,592)              (   165,707,373)
                                                         ----------------                --------------
     Net increase (decrease).........................          15,339,436                    11,368,683
                                                         ================                ==============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4.   Tax Information.

Accumulated undistributed realized losses at February 28, 2003 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2008.

5.   Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6.   Financial Highlights.

                                                 Six Months Ended                     Year Ended August 31,
Class A                                          February 28, 2003    ----------------------------------------------------
-------                                            (Unaudited)          2002       2001       2000       1999       1998
                                                    ---------         --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                     --------         --------   --------   --------   --------   --------
Income from investment operations:
    Net investment income.......................        0.002            0.008      0.027      0.031      0.025      0.029
Less distributions:
    Dividends from net investment income........     (  0.002)        (  0.008)  (  0.027)  (  0.031)  (  0.025)  (  0.029)
                                                      -------          -------    -------    -------    -------    -------
Net asset value, end of period..................     $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                     ========         ========   ========   ========   ========   ========
Total Return....................................        0.21%(a)         0.81%      2.78%      3.09%      2.50%      2.92%
Ratios/Supplemental Data
Net assets, end of period (000).................     $ 52,386         $ 47,664   $ 47,703   $ 59,029   $ 48,863   $119,754
Ratios to average net assets:
Expenses(b) (Net of fees waived)................        0.95%(c)         0.90%      0.84%      0.85%      0.78%      0.75%
Net investment income...........................        0.42%(c)         0.79%      2.79%      3.06%      2.51%      2.86%
Management and Administration fees waived.......        0.19%(c)         0.26%      0.21%      0.30%      0.29%      0.27%
Expenses paid indirectly........................        0.00%(c)         0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6.   Financial Highlights. (Continued)

                                                 Six Months Ended                     Year Ended August 31,
Class B                                          February 28, 2003    ----------------------------------------------------
-------                                            (Unaudited)          2002       2001       2000       1999       1998
                                                    ---------         --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                     --------         --------   --------   --------   --------   --------
Income from investment operations:
    Net investment income.......................        0.003            0.011      0.030      0.033      0.028      0.032
Less distributions:
    Dividends from net investment income........     (  0.003)        (  0.011)  (  0.030)  (  0.033)  (  0.028)  (  0.032)
                                                      -------          -------    -------    -------    -------    -------
Net asset value, end of period..................     $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                     ========         ========   ========   ========   ========   ========
Total Return....................................        0.34%(a)         1.08%      3.07%      3.39%      2.80%      3.22%
Ratios/Supplemental Data
Net assets, end of period (000).................     $ 69,865         $ 54,525   $ 43,157   $ 28,786   $ 24,448   $ 25,050
Ratios to average net assets:
Expenses(b) (Net of fees waived)................        0.69%(c)         0.63%      0.57%      0.56%      0.50%      0.46%
Net investment income...........................        0.71%(c)         1.06%      2.95%      3.35%      2.78%      3.16%
Management and Administration fees waived.......        0.19%(c)         0.26%      0.21%      0.30%      0.29%      0.27%
Expenses paid indirectly........................        0.00%(c)         0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                              Trustees and Officers Information
                                                      February 28, 2003+
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
                                                                                      Number of Portfolios in      Other
                          Position(s)   Term of Office  Principal Occupation(s)            Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past             Overseen by Director or     held by
     and Age                 Fund        Time Served            5 Years                      Officer              Director
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Disinterested Directors:
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. W. Giles Mellon,       Trustee          1994        Professor Emeritus of         Director/Trustee of           N/A
Age 71                                                  Business Administration       ten other portfolios
                                                        in the Graduate School
                                                        of Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Robert Straniere,          Trustee          1994        Owner, Straniere Law Firm     Director/Trustee of        WPG Funds
Esq., Age 61                                            since 1980 and counsel at     ten other portfoilos         Group
                                                        Fisher, Fisher & Berger
                                                        since 1995.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. Yung Wong,             Trustee          1994        Managing Director of Abacus   Director/Trustee of           N/A
Age 64                                                  Associates, an investment     ten other portfolios
                                                        firm, since 1996.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                       Trustees and Officers Information (continued)
                                                     February 28, 2003+
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
                                                                                     Number of Portfolios in       Other
                          Position(s)   Term of Office  Principal Occupation(s)           Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past            Overseen by Director or      held by
     and Age                 Fund        Time Served            5 Years                     Officer               Director
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Interested Director/Officers:
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Steven W. Duff,          President and       1994       Manager and President of     Director/Trustee and/or        N/A
Age 49                     Trustee**                    Reich & Tang Asset           Officer of fifteen
                                                        Management, LLC ("RTAM,      other portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM, LLC
                                                        since 1994.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Richard De Sanctis,      Treasurer and       1994       Executive Vice President,    Officer of fifteen             N/A
Age 46                     Assistant                    CFO of RTAM, LLC.            other portfolios
                           Secretary                    Associated with RTAM, LLC
                                                        since 1990.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Molly Flewharty,         Vice President      1995       Senior Vice President of     Officer of fifteen             N/A
Age 52                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1977.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President of     Officer of fifteen             N/A
Age 38                     Assistant                    RTAM, LLC.  Associated with  other portfolios
                           Treasurer                    RTAM, LLC since 1986.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Lesley M. Jones,         Vice President      1995       Senior Vice President of     Officer of nine other          N/A
Age 54                                                  RTAM, LLC.  Associated with  portfolios
                                                        RTAM, LLC since 1973.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Dana E. Messina,         Vice President      1995       Executive Vice President of  Officer of twelve              N/A
Age 46                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1980.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL2/03S


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







FLORIDA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                February 28, 2003
                                   (Unaudited)